Business Segments (Reconciliation Of Operating Profit Loss From Segments To Consolidated Statements Of Income) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	¥ 1,507,600,000,000	¥ 1,478,500,000,000	¥ 1,378,300,000,000
Provision for credit losses	(145,000,000,000)	(224,000,000,000)	(292,000,000,000)
Trading account profits (losses)-net	285,000,000,000	372,000,000,000	(70,000,000,000)
Equity investment securities gains (losses)-net	(22,000,000,000)	(95,000,000,000)	8,000,000,000
Debt investment securities losses-net	(153,000,000,000)	(153,000,000,000)	(105,000,000,000)
Foreign exchange gains (losses)-net	(53,000,000,000)	21,000,000,000	146,000,000,000
Equity in earnings (losses) of equity method investees-net	60,000,000,000	(499,000,000,000)	(113,000,000,000)
Impairment of intangible assets	(3,000,000,000)	(31,000,000,000)	(27,000,000,000)
Provision for repayment of excess interest			(86,000,000,000)
Other-net	(61,000,000,000)	(20,000,000,000)	(17,000,000,000)
Income before income tax expense	¥ 1,415,871,000,000	¥ 849,942,000,000	¥ 821,812,000,000